Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income, Net [Abstract]
Schedule of Other Income

The following table shows the details of net other income (expenses) for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Government grant	$231,918	$1,061,274	$194,001
Sampling reimbursement	-	21,624	-
Exchange gains	141,296	5,834	31,749
Bank charges	16,458	(1,324)	(11,397)
Donation	(11,118)	(4,237)	-
Miscellaneous income	30,754	5,099	10,762
Miscellaneous expenses	(41,604)	(215,751)	(5,585)
Total other income, net	$367,704	872,519	$219,530